Acquisitions, Divestitures and Exchanges (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Acquisitions, divestitures and exchanges
Goodwill	$ 38
Continuum
Acquisitions, divestitures and exchanges
Purchase price	80
Goodwill	38
Intangible assets subject to amortization	9
Net tangible assets (liabilities)	$ 33
Weighted average amortization period	4 years